Schedule of Pro Forma Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total revenues			$ 9,686,354
Net income (loss)			$ (1,993,389)
Basic and diluted net loss per share			$ (0.70)
Graphic Sciences [Member]
Business Acquisition [Line Items]
Total revenues		$ 7,995,600	$ 5,238,654
Net income (loss)		1,062,390	645,042
CEO Image [Member]
Business Acquisition [Line Items]
Total revenues		526,634	375,863
Net income (loss)	[1]

[1]	Total earnings from the CEO Image acquisition are impracticable to disclose as they are not accounted for separately because its operations and financial reporting were merged with existing operations and financial reporting.